Convertible debentures (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Summary of Movement of Debentures

The following outlines the movement of the Debentures from December 15, 2023, to December 31, 2024:

($)
Face value of the Debentures issued on December 15, 2023	40,000
Less: Transaction costs and fees	(943)
Less: Redemption Option classified as an embedded derivative (Note 9)	(1,951)
Less: Equity component of convertible debentures issued for cash	(14,578)
Finance costs	235
Balance at December 31, 2023	22,763
Finance costs	5,968
Interest paid	(3,833)
Balance at December 31, 2024	24,898